Shareholders' Equity (Fair Value Assumptions) (Details) - USD ($)					1 Months Ended
		Jun. 14, 2023	Jul. 01, 2022	Jun. 07, 2022	Jun. 18, 2024	Jan. 27, 2022
47.98 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	[1]					1.79%
Expected dividend yield						0.00%
Average expected volatility	[2]					44.38%
Termination rate						9.00%
Suboptimal factor	[3]					3.16
35.69 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	[1]			3.01%
Expected dividend yield				0.00%
Average expected volatility	[2]			43.93%
Termination rate				9.00%
Suboptimal factor	[3]			3.14
34.90 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	[1]		2.91%
Expected dividend yield			0.00%
Average expected volatility	[2]		44.02%
Termination rate			9.00%
Suboptimal factor	[3]		3.14
35.12 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	[1]	3.91%
Expected dividend yield		0.00%
Average expected volatility	[2]	41.78%
Termination rate		7.00%
Suboptimal factor	[3]	2.76
16.42 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	[1]				4.22%
Expected dividend yield					0.00%
Average expected volatility	[2]				42.84%
Termination rate					7.00%
Suboptimal factor	[3]				2.76

[1]	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
[2]	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.
[3]	Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.